Basis Of Presentation And Summary Of Significant Accounting Policies (Summary Of Primary Inventory Components) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Inventory gross	$ 7,058	$ 6,035
Less: Inventory reserves	(1,087)	(733)
Inventory, net	5,971	5,302
ATMs [Member]
Inventory [Line Items]
Inventory gross	2,046	2,022
ATM Parts And Supplies [Member]
Inventory [Line Items]
Inventory gross	$ 5,012	$ 4,013